Prepayments and Other Assets - Summary of Other Assets (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Prepayment and other current assets
Deposit to third-party payment service providers	¥ 24,888,833		¥ 3,334,983
Deferred cost for incentive payment to customer	22,842,164
Value-added tax receivable	20,640,519		1,103,742
Prepayments of advertisement fee	17,669,507		6,732,410
Prepayment for the use of contents	7,166,442
Prepayment of office lease	5,609,752
Deposit to third-party advertising platforms	5,000,000
Loans and advance to employees	5,389,935		133,689
Prepayments of business insurance	2,996,381
Interest receivable	2,958,984
Lease deposits-current portion	1,017,056
Prepayments of IT service fee	705,580		2,081,844
Others	3,480,353		1,342,066
Prepayment and other current assets, current	120,365,506	$ 17,506,437	14,728,734
Non-current
Long-term prepaid server fee	2,087,264		4,073,114
Long-term lease deposits	7,424,707		1,685,832
Prepayment for purchase of property and equipment	1,160,170
Prepayment and other assets, non-current	¥ 10,672,141		¥ 5,758,946